THE PIONEER GROUP, INC.
 60 State Street
 Boston, MA 02109-1820
 617-742-7825

[Pioneer logo]
                          PIONEER AMERICA INCOME TRUST
                                 60 State Street
                                Boston, MA 02109




                                                                     May 4, 1998


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:           Pioneer America Income Trust (the "Fund")
                       File Nos. 33-20795 and 811-05516
                       CIK No. 0000831120

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No.12 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0000831120-98-000010) on April 29, 1998.

              If you have any questions about this certification, please contact me at (617) 742-7825 (collect).
                                                          Very truly yours,


                                                         /s/ Patricia M. Ballard
                                                          Patricia M. Ballard

     cc:      Ms. Tracey Howard
              Mr. Joseph P. Barri
              Mr. Mark Goshko
              Mr. Timothy Silva

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